Finance Lease Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	$ 220	$ 250
Present value of minimum lease receipts	191	215
Less: unearned finance lease income	29	35
Less: unearned finance lease income, present value	0	0
Total finance lease receivables	191	215
Current finance lease receivables	15	24
Long-term portion of finance lease receivable	176	191
Within one year
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	20	30
Present value of minimum lease receipts	20	29
Second to fifth years inclusive
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	80	80
Present value of minimum lease receipts	74	74
More than five years
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	120	140
Present value of minimum lease receipts	$ 97	$ 112